Parent Company Information(Table)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure Abstract [Abstract]
Schedule Of Condensed Balance Sheet Table Text Block [Text Block]

Condensed Statements of Financial Position

	Dec. 31 2016		Dec. 31 2017
	(In millions of Korean won)
Assets
Cash held at bank subsidiaries	￦	115,065	￦	245,400
Financial assets at fair value through profit of loss		246,656		284,485
Loans		29,415		10,000
Investments in subsidiaries(1)
Banking subsidiaries		14,821,721		14,821,721
Nonbanking subsidiaries.		6,571,024		9,240,395
Investments in associate(1)		1,053,690		—
Other assets		532,581		500,833

Total assets	￦	23,370,152	￦	25,102,834

Liabilities and shareholders’ equity
Debts	￦	350,000	￦	300,000
Debentures		3,474,200		5,162,600
Other liabilities		524,135		513,689
Shareholders’ equity		19,021,817		19,126,545

Total liabilities and shareholders’ equity	￦	23,370,152	￦	25,102,834

(1)	Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.

Condensed Statement Of Comprehensive Income Table Text Block [Text Block]

Condensed Statements of Comprehensive Income

	2015		2016		2017
	(In millions of Korean won)
Income
Dividends from subsidiaries	￦	315,527	￦	686,919	￦	693,660
Dividends from an associate		—		7,989		15,884
Interest from subsidiaries		2,185		2,192		3,207
Other income		2,540		10,700		14,336

Total income		320,252		707,800		727,087

Expense
Interest expense		27,929		60,521		101,107
Non-interest expense		49,088		57,311		78,077

Total expense		77,017		117,832		179,184

Profit(loss) before tax expense		243,235		589,968		547,903

Tax income(expense)		190		164		5,522

Profit(loss) for the year		243,425		590,132		553,425

Other comprehensive income(loss) for the year, net of tax		(741)		237		(491)

Total comprehensive income for the year	￦	242,684	￦	590,369	￦	552,934

Schedule Of Condensed Cash Flow Statement Table Text Block [Text Block]

Condensed Statements of Cash Flows

	2015		2016		2017
	(In millions of Korean won)
Operating activities
Net income	￦	243,425	￦	590,132	￦	553,425
Reconciliation of net income (loss) to net cash provided by operating activities:
Other operating activities, net		304,444		5,588		16,718

Net cash inflow (outflow) from operating activities		547,869		595,720		570,143

Investing activities
Net payments from (to) subsidiaries		(90,000)		(1,684,021)		(1,413,932)
Other investing activities, net		(880,059)		(201,890)		21,376

Net cash outflow from investing activities		(970,059)		(1,885,911)		(1,392,556)

Financing activities
Net increase(decrease) in debts		—		350,000		(50,263)
Increases in debentures		1,017,752		1,975,742		1,836,114
Repayments of debentures		—		(150,000)		(149,669)
Cash dividends paid		(301,354)		(378,625)		(497,969)
Acquisition of treasury shares		—		(716,808)		(185,465)

Net cash inflow from financing activities		716,398		1,080,309		952,748

Net increase in cash held at bank subsidiaries		294,208		(209,882)		130,335
Cash held at bank subsidiaries at January 1		30,736		324,944		115,062

Cash held at bank subsidiaries at December 31	￦	324,944	￦	115,062	￦	245,397